PREPAYMENTS ON VESSELS	6 Months Ended
Jun. 30, 2019
Disclosure Of Prepayments On Vessels [Abstract]
PREPAYMENTS ON VESSELS
NOTE 3 – PREPAYMENTS ON VESSELS

	30 June	30 June	31 December
USDm	2019	2018	2018

Balance as of beginning of period	45.5	88.4	88.4
Additions	75.6	25.8	38.9
Transferred to vessels	-67.6	-63.9	-81.8
Carrying amount	53.5	50.3	45.5